Third Avenue Value Fund
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
FIRST QUARTER REPORT
January 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on Third Avenue's website (thirdave.com/fund-literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for paperless delivery at www.icsdelivery.com/thirdavenue. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting 800-443-1021 or following instructions included with this disclosure. Your election to receive reports in paper will apply to all funds held with Third Avenue.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds.
To read the latest calendar quarter Portfolio Manager Commentary, please visit
www.thirdave.com

THIRD AVENUE FUNDS
Privacy Policy
Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.
Proxy Voting Policies and Procedures
The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.
Schedule of Portfolio Holdings—Form N-PORT
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments
at January 31, 2020 (Unaudited)
Principal Amount($)	Security†	Value (Note 1)
Corporate Bonds - 0.51%
	Oil & Gas Production & Services - 0.51%
2,810,914	Tidewater, Inc., 8.000%, due 8/1/22	$2,938,282
	Total Corporate Bonds (Cost $2,853,143)	2,938,282

Shares
Common Stocks - 87.60%
	Automotive - 7.04%
378,961	Bayerische Motoren Werke AG (Germany)	26,994,034
300,124	Daimler AG (Germany)	13,897,897
		40,891,931
	Banks - 13.21%
9,245,007	Bank of Ireland Group PLC (Ireland)	45,025,441
182,281	Comerica, Inc.	11,148,306
2,243,031	Deutsche Bank AG (Germany)	20,521,449
		76,695,196
	Building Products - 9.18%
892,834	Buzzi Unicem SpA (Italy)	20,850,807
162,208	Eagle Materials, Inc.	14,788,503
134,317	Mohawk Industries, Inc. (a)	17,686,863
		53,326,173
	Diversified Holding Companies - 5.99%
3,288,367	CK Hutchison Holdings, Ltd. (Cayman Islands)	29,055,063
3,318,103	Quinenco S.A. (Chile)	5,719,509
		34,774,572
	Engineering & Construction - 3.07%
762,587	Boskalis Westminster (Netherlands)	17,836,303
	Forest Products & Paper - 8.89%
3,692,367	Interfor Corp. (Canada) (a)(b)	39,088,757
433,775	Weyerhaeuser Co., REIT	12,557,786
		51,646,543
	Metals & Mining - 11.44%
17,288,567	Capstone Mining Corp. (Canada) (a)	9,275,262
5,814,335	Lundin Mining Corp. (Canada)	30,490,770
See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Shares	Security†	Value(Note 1)
Common Stocks (continued)
	Metals & Mining (continued)
1,415,666	Warrior Met Coal, Inc.	$26,699,461
		66,465,493
	Non-U.S. Real Estate Operating Companies - 2.64%
2,397,399	CK Asset Holdings, Ltd. (Cayman Islands)	15,316,871
	Oil & Gas Production & Services - 12.22%
1,855,640	Borr Drilling Ltd. (Bermuda) (a)	9,604,473
187,335	Drilling Co. of 1972 A/S (The) (Denmark) (a)	10,455,024
4,240,835	PGS ASA (Norway) (a)	8,115,639
1,509,953	Subsea 7, S.A. (Luxembourg)	16,142,912
1,757,090	Tidewater, Inc. (a)	26,672,626
		70,990,674
	Transportation Infrastructure - 5.19%
827,549	Hawaiian Holdings, Inc.	23,072,066
44,038,127	Hutchison Port Holdings Trust (Singapore)	7,046,101
		30,118,167
	U.S. Homebuilder - 4.23%
467,316	Lennar Corp., Class B	24,538,763
	U.S. Real Estate Investment Trusts - 1.17%
304,346	Macerich Co. (The)	6,789,959
	U.S. Real Estate Operating Companies - 3.33%
2,385,547	Five Point Holdings, LLC, Class A (a)	19,346,786
	Total Common Stocks (Cost $588,168,306)	508,737,431
Preferred Stocks - 0.00%*
	Consumer Products - 0.00%*
12,839,145	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)(e)	1
	Total Preferred Stocks (Cost $0)	1

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Security†	Value(Note 1)
Purchased Options - 0.81%
Total Purchased Options (see below for details) (Cost $8,422,976)	$4,724,235
Total Investment Portfolio - 88.92%
(Cost $599,444,425)	516,399,949
Other Assets less Liabilities - 11.08%	64,337,724
NET ASSETS - 100.00%	$580,737,673

Investor Class:
Net assets applicable to 198,869 shares outstanding	$7,412,012
Net asset value, offering and redemption price per share	$37.27
Institutional Class:
Net assets applicable to 15,360,281 shares outstanding	$570,835,753
Net asset value, offering and redemption price per share	$37.16
Z Class:
Net assets applicable to 67,038 shares outstanding	$2,489,908
Net asset value, offering and redemption price per share	$37.14

Notes:
(a)	Non-income producing security.
(b)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Fair-valued security.
(d)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
12,839,145	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07-10/2/17	$-	$0.00 [1]

1) Amount less than $0.01. At January 31, 2020, the restricted security had a total market value of $1 or less than 0.01% of net assets.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01% .

REIT: Real Estate Investment Trust.
See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Summary of Investments by Industry	% of Net Assets
Banks	13.21%
Oil & Gas Production & Services	12.73
Metals & Mining	11.44
Building Products	9.18
Forest Products & Paper	8.89
Automotive	7.04
Diversified Holding Companies	5.99
Transportation Infrastructure	5.19
U.S. Homebuilder	4.23
U.S. Real Estate Operating Companies	3.33
Engineering & Construction	3.07
Non-U.S. Real Estate Operating Companies	2.64
U.S. Real Estate Investment Trusts	1.17
Consumer Products	0.00*
Purchased Options	0.81
Other Assets less Liabilities	11.08
Total	100.00%
* Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	32.88%
Canada	13.58
Germany	10.58
Ireland	7.75
Cayman Islands	7.64
Italy	3.59
Netherlands	3.07
Luxembourg	2.78
Denmark	1.80
Bermuda	1.65
Norway	1.40
Singapore	1.21
Chile	0.99
Total	88.92%

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus USD, Put	JPMorgan Chase Bank, N.A.	20,000,000	$20,000,000	1.1625 USD	02/26/20	$—
SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	4,200	135,126,600	282.0000 USD	06/19/20	1,598,614
SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	3,100	99,736,300	289.0000 USD	12/18/20	3,121,747
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	50,000,000	50,000,000	7.8500 HKD	02/28/20	3,874
Total Purchased Options (Cost $8,422,976)						$4,724,235
ETF: Exchange Traded Fund
GBP: British Pound.
HKD: Hong Kong Dollar.
USD: United States Dollar.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments
at January 31, 2020 (Unaudited)
Shares	Security†	Value (Note 1)
Common Stocks - 97.72%
	Auto Parts & Services - 7.03%
147,893	Cooper Tire & Rubber Co.	$3,917,686
43,600	Dorman Products, Inc. (a)	3,043,280
71,710	Visteon Corp. (a)	5,723,175
		12,684,141
	Bank & Thrifts - 22.48%
268,982	Carter Bank & Trust	5,323,154
42,331	Cullen/Frost Bankers, Inc.	3,774,232
560,141	Customers Bancorp, Inc. (a)	11,975,815
61,148	Prosperity Bancshares, Inc.	4,292,590
183,806	Southside Bancshares, Inc.	6,447,914
131,868	UMB Financial Corp.	8,763,947
		40,577,652
	Conglomerates - 3.64%
1,702	Seaboard Corp.	6,562,248
	Consulting & Information Technology Services - 12.41%
73,884	FTI Consulting, Inc. (a)	8,870,513
120,872	Genpact Ltd. (Bermuda)	5,351,003
93,452	ICF International, Inc.	8,185,461
		22,406,977
	Consumer Products - 2.46%
124,480	Cal-Maine Foods, Inc.	4,442,691
	Financials - 3.23%
3,154,593	Westaim Corp. (The) (Canada) (a)	5,840,073
	Home Building - 3.71%
412,405	TRI Pointe Group, Inc. (a)	6,705,705
	Industrial Equipment - 3.22%
46,706	Alamo Group, Inc.	5,817,699
	Industrial Services - 18.13%
166,754	Argan, Inc.	7,022,011
134,629	Comfort Systems USA, Inc.	6,246,785
56,057	EMCOR Group, Inc.	4,606,204
382,876	MYR Group, Inc. (a)	10,996,199
18,875	UniFirst Corp.	3,849,179
		32,720,378
See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Shares	Security†	Value (Note 1)
Common Stocks (continued)
	Metals Manufacturing - 1.93%
34,769	Kaiser Aluminum Corp.	$3,482,115
	Oil & Gas Production & Services - 6.33%
356,900	Seacor Marine Holdings, Inc. (a)	3,726,036
506,719	Tidewater, Inc. (a)	7,691,994
		11,418,030
	Real Estate - 3.44%
131,308	FRP Holdings, Inc. (a)	6,216,121
	Telecommunications - 4.37%
136,210	ATN International, Inc.	7,882,473
	U.S. Real Estate Operating Companies - 5.34%
140,451	Alico, Inc.	5,054,832
565,365	Five Point Holdings, LLC, Class A (a)	4,585,110
		9,639,942
	Total Common Stocks (Cost $137,079,623)	176,396,245
	Total Investment Portfolio - 97.72%
	(Cost $137,079,623)	176,396,245
	Other Assets less Liabilities - 2.28%	4,112,301
	NET ASSETS - 100.00%	$180,508,546

Investor Class:
Net assets applicable to 171,154 shares outstanding	$2,923,706
Net asset value, offering and redemption price per share	$17.08
Institutional Class:
Net assets applicable to 10,152,743 shares outstanding	$177,161,225
Net asset value, offering and redemption price per share	$17.45
Z Class:
Net assets applicable to 24,229 shares outstanding	$423,615
Net asset value, offering and redemption price per share	$17.48

Notes:
(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.
See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Summary of Investments by Industry	% of Net Assets
Bank & Thrifts	22.48%
Industrial Services	18.13
Consulting & Information Technology Services	12.41
Auto Parts & Services	7.03
Oil & Gas Production & Services	6.33
U.S. Real Estate Operating Companies	5.34
Telecommunications	4.37
Home Building	3.71
Conglomerates	3.64
Real Estate	3.44
Financials	3.23
Industrial Equipment	3.22
Consumer Products	2.46
Metals Manufacturing	1.93
Other Assets less Liabilities	2.28
Total	100.00%
Country Concentration	% of Net Assets
United States	91.52%
Canada	3.24
Bermuda	2.96
Total	97.72%

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments
at January 31, 2020 (Unaudited)
Principal Amount‡		Security†	Value (Note 1)
Corporate Bonds - 1.29%
		Non-U.S. Real Estate Investment Trusts - 1.29%
11,500,000	GBP	Intu Jersey 2 Ltd., Convertible, 2.875%, due 11/1/22 (Jersey)	$11,460,669
		Total Corporate Bonds (Cost $12,183,233)	11,460,669
Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
38,037	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/30/20 (Luxembourg)(a)(b)(c)(d)	—
		Total Term Loans (Cost $49,456)	—

Shares
Common Stocks - 93.73%
	Consulting/Management - 1.21%
221,180	Fidelity National Financial, Inc.	10,782,525
	Forest Products & Paper - 8.66%
1,090,783	Rayonier, Inc., REIT	33,137,987
1,507,967	Weyerhaeuser Co., REIT	43,655,645
		76,793,632
	Industrial Services - 2.86%
68,216	AMERCO	25,326,554
	Non-U.S. Homebuilder - 4.55%
582,377	Berkeley Group Holdings PLC (United Kingdom)	40,297,052
	Non-U.S. Real Estate Consulting/Management - 1.68%
906,053	Savills PLC (United Kingdom)	14,883,729
	Non-U.S. Real Estate Investment Trusts - 10.47%
721,437	Derwent London PLC (United Kingdom)	39,088,084
1,732,018	Great Portland Estates PLC (United Kingdom)	21,297,722
2,697,091	Segro PLC (United Kingdom)	32,386,361
		92,772,167
	Non-U.S. Real Estate Operating Companies - 30.16%
907,366	Brookfield Asset Management, Inc., Class A (Canada)	55,539,873
4,328,100	City Developments, Ltd. (Singapore)	33,358,131
6,272,201	CK Asset Holdings, Ltd. (Cayman Islands)	40,072,800
1,743,028	Grainger PLC (United Kingdom)	6,805,603
See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Shares	Security†	Value(Note 1)
Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
6,368,271	Henderson Land Development Co., Ltd. (Hong Kong)	$28,591,338
3,374,900	Hongkong Land Holdings, Ltd. (Bermuda)	17,913,824
293,863	PATRIZIA AG (Germany)	7,015,016
4,078,378	St. Modwen Properties PLC (United Kingdom)	26,550,468
5,506,767	Wharf Holdings Ltd. (The) (Hong Kong)	13,603,072
6,219,776	Wheelock & Co., Ltd. (Hong Kong)	37,860,819
		267,310,944
	U.S. Homebuilder - 6.99%
595,512	Lennar Corp., Class A	39,518,177
426,830	Lennar Corp., Class B	22,412,843
		61,931,020
	U.S. Real Estate Investment Trusts - 17.54%
735,066	Acadia Realty Trust	18,244,338
1,548,990	Colony Capital, Inc.	7,233,784
474,231	First Industrial Realty Trust, Inc.	20,249,664
1,039,282	JBG SMITH Properties	42,142,885
870,588	Macerich Co. (The)	19,422,818
432,583	Seritage Growth Properties, Class A	15,884,448
490,456	Vornado Realty Trust	32,257,291
		155,435,228
	U.S. Real Estate Operating Companies - 9.61%
6,980,159	Five Point Holdings, LLC, Class A (e)(f)	56,609,090
96,861	Howard Hughes Corp. (The) (f)	11,786,046
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	16,817,741
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—
		85,212,877
	Total Common Stocks (Cost $628,921,483)	830,745,728
Preferred Stocks - 1.00%
	Mortgage Finance - 1.00%
781,000	Federal National Mortgage Association, 8.250% (f)	8,801,870
	Total Preferred Stocks (Cost $9,289,014)	8,801,870

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Security†	Value(Note 1)
Purchased Options - 0.00%*
Total Purchased Options (see below for details) (Cost $524,540)	$16,799
Total Investment Before Written Options - 96.02%
(Cost $650,967,726)	851,025,066

Written Options - (0.03)%
Total Written Options (see below for details) (Premiums Received $(814,970))	(279,360)
Total Investment Portfolio - 95.99%
(Cost $650,152,756)	850,745,706
Other Assets less Liabilities - 4.01%	35,567,838
NET ASSETS - 100.00%	$886,313,544

Investor Class:
Net assets applicable to 3,979,999 shares outstanding	$100,679,506
Net asset value, offering and redemption price per share	$25.30
Institutional Class:
Net assets applicable to 28,865,056 shares outstanding	$733,094,298
Net asset value, offering and redemption price per share	$25.40
Z Class:
Net assets applicable to 2,071,569 shares outstanding	$52,539,740
Net asset value, offering and redemption price per share	$25.36

Notes:
(a)	Fair-valued security.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of January 31, 2020.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(f)	Non-income producing security.
See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$ 23,067,824	$3.30
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00

At January 31, 2020, the restricted securities had a total market value of $16,817,741 or 1.90% of net assets.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.

EUR: Euro.
GBP: British Pound.
REIT: Real Estate Investment Trust.
Summary of Investments by Industry	% of Net Assets
Non-U.S. Real Estate Operating Companies	30.16%
U.S. Real Estate Investment Trusts	17.54
Non-U.S. Real Estate Investment Trusts	11.76
U.S. Real Estate Operating Companies	9.61
Forest Products & Paper	8.66
U.S. Homebuilder	6.99
Non-U.S. Homebuilder	4.55
Industrial Services	2.86
Non-U.S. Real Estate Consulting/Management	1.68
Consulting/Management	1.21
Mortgage Finance	1.00
Purchased Options	0.00*
Written Options	(0.03)
Other Assets less Liabilities	4.01
Total	100.00%
* Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	47.84%
United Kingdom	20.46
Hong Kong	9.03
Canada	6.27
Cayman Islands	4.52
Singapore	3.77
Bermuda	2.02
Jersey	1.29
Germany	0.79
Luxembourg	0.00*
Total	95.99%

*	Amount less than 0.01%.
See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2020 (Unaudited)
Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus USD, Put	JPMorgan Chase Bank, N.A.	100,000,000	$100,000,000	1.1800 USD	06/11/20	$16,799
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	50,000,000	50,000,000	8.2320 HKD	02/06/20	—
USD versus SGD, Call	JPMorgan Chase Bank, N.A.	24,000,000	24,000,000	1.4890 SGD	02/06/20	—
Total Purchased Options (Cost $524,540)						$16,799
GBP: British Pound.
HKD: Hong Kong Dollar.
SGD: Singapore Dollar.
USD: United States Dollar.

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

GBP versus USD, Call	JPMorgan Chase Bank, N.A.	(100,000,000)	$(100,000,000)	1.3900 USD	06/11/20	$(239,243)
USD versus SGD, Put	JPMorgan Chase Bank, N.A.	(24,000,000)	(24,000,000)	1.3200 SGD	02/06/20	—
Public Storage, Put	Goldman Sachs & Co.	(370)	(8,279,120)	200.0000 USD	03/20/20	(40,117)
Total Written Options (Premiums received $(814,970))						$(279,360)
GBP: British Pound.
SGD: Singapore Dollar.
USD: United States Dollar.
See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Notes to Portfolios of Investments
January 31, 2020 (Unaudited)
Security valuation:
Each Fund’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.
Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the Exchange are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At January 31, 2020, such securities had a total fair value of $1, or less than 0.01% of net assets of Third Avenue Value Fund. Such securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Small-Cap Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for

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Notes to Portfolios of Investments (continued)
January 31, 2020 (Unaudited)
the entire day and no other market prices are available.
Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
Fair value measurements:
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

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Notes to Portfolios of Investments (continued)
January 31, 2020 (Unaudited)
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
The following is a Summary by Level of Inputs used to value the Funds’ investments as of January 31, 2020:
	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Level 1: Quoted Prices
Investments in Securities:
Common Stocks:
Banks	$11,148,306	$40,577,652	$-
Building Products	32,475,366	-	-
Diversified Holding Companies	5,719,509	-	-
Non-U.S. Real Estate Investment Trusts	-	-	21,297,722
Non-U.S. Real Estate Operating Companies	-	-	82,090,341
Oil & Gas Production & Services	26,672,626	11,418,030	-
U.S. Real Estate Operating Companies	19,346,786	9,639,942	85,212,877
Other**	179,558,925	114,760,621	385,449,740
Preferred Stocks:
Mortgage Finance	-	-	8,801,870
Total for Level 1 Securities	274,921,518	176,396,245	582,852,550

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Notes to Portfolios of Investments (continued)
January 31, 2020 (Unaudited)
	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund

Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stocks:
Automotive	$40,891,931	$-	$ -
Banks	65,546,890	-	-
Building Products	20,850,807	-	-
Diversified Holding Companies	29,055,063	-	-
Engineering & Construction	17,836,303	-	-
Non-U.S. Real Estate Investment Trusts	-	-	71,474,445
Non-U.S. Real Estate Operating Companies	15,316,871	-	185,220,603
Oil & Gas Production & Services	44,318,048	-	-
Corporate Bonds:
Non-U.S. Real Estate Investment Trusts	-	-	11,460,669
Oil & Gas Production & Services	2,938,282	-	-
Purchased Options	4,724,235	-	16,799
Total for Level 2 Securities	241,478,430	-	268,172,516

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
U.S. Real Estate Operating Companies	-	-	- *
Preferred Stocks:
Consumer Products	1	-	-
Term Loans:
Non-U.S. Real Estate Operating Companies	-	-	- *
Total for Level 3 Securities	1	-	-
Total Value of Investments	$516,399,949	$176,396,245	$851,025,066
Investment in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Written Options	$-	$-	$(279,360)
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$-	$-	$(279,360)

* Investments fair valued at $0.
** Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that

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Notes to Portfolios of Investments (continued)
January 31, 2020 (Unaudited)
present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. ǂǂ
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)
Third Avenue Value Fund	Fair Value at 1/31/20
Other (a)	$-*

Third Avenue Real Estate Value Fund	Fair Value at 1/31/20
Other (a)	$-^
(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Amount less than $1,000.
^	Investment fair valued at $0.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.